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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 10017

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company of NY
    Brighthouse Variable Annuity Account B
    File Nos. 333-176691/ 811-08306
    Class VA (offered between October 7, 2011 and May 1, 2016)
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus, Prospectus and Statement of Additional information, each dated May 1, 2017, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplement to the Prospectus, Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 for the Account filed with the Commission on April 20, 2017.

If you have any questions, please call the undersigned at (203) 316-8888.

Sincerely,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Brighthouse Life Insurance Company of NY